Dividends (Tables)	12 Months Ended
Mar. 31, 2019
Dividends [Abstract]
Description of dividends declared

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Dividends declared	67,572	53,268	53,026